Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value per share (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Preferred stock, authorized (in shares)	2,000,000	2,000,000	2,000,000	2,000,000
Preferred stock, issued (in shares)	0	0	0	0
Preferred stock, outstanding (in shares)	0	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Common stock, authorized (in shares)	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, issued (in shares)	8,000,000	8,000,000	8,000,000	8,000,000
Common stock, outstanding (in shares)	7,428,710	7,427,840	7,425,760	7,423,760
Treasury stock, shares (in shares)	571,290	572,160	574,240	576,240